Investment Objectives and Goals	May 30, 2025
VistaShares Animal Spirits Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES ANIMAL SPIRITS STRATEGY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Animal Spirits Strategy ETF seeks capital appreciation.
VistaShares Animal Spirits Daily 2X Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES ANIMAL SPIRITS DAILY 2X STRATEGY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of “animal spirits” securities (described below) for a single day (the group of equity securities is referred to as the “Target Portfolio”).